Accounting Principles - geographical split (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Intangible assets	€ 568	€ 770	€ 935	€ 1,228
Property, plant and equipment	7,385	3,196	3,282	€ 3,721
Other non-current asset	1,668	2,442	1,706
Revenues	12,179	4,194	372
France
Disclosure of geographical areas [line items]
Intangible assets	568	770	935
Property, plant and equipment	6,324	3,096	3,282
Other non-current asset	1,603	2,442	1,706
Revenues	125	194	€ 372
USA
Disclosure of geographical areas [line items]
Property, plant and equipment	1,062	101
Other non-current asset	65
Revenues		€ 4,000
China
Disclosure of geographical areas [line items]
Revenues	€ 12,054